Goodwill (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Changes in goodwill
Goodwill at the beginning of period	¥ 292,771		¥ 276,782
Additions	3,283		17,579
Deconsolidation of a subsidiaries			(455)
Measurement period adjustments			240
Impairment	(25,141)	$ (3,966)	0	¥ (576)
Foreign currency translation adjustments	(1,332)		(1,375)
Goodwill at the end of period	269,581	$ 42,525	292,771	276,782
Goodwill, Impaired, Accumulated Impairment Loss
Gross goodwill	299,201		297,250
Accumulated impairment losses of goodwill	29,620		4,479
Commerce
Changes in goodwill
Goodwill at the beginning of period	223,014		209,533
Additions	2,506		14,605
Measurement period adjustments			240
Foreign currency translation adjustments	(1,113)		(1,364)
Allocation of goodwill	(224,407)
Goodwill at the end of period			223,014	209,533
China commerce
Changes in goodwill
Additions	523
Allocation of goodwill	174,424
Goodwill at the end of period	174,947
International commerce
Changes in goodwill
Foreign currency translation adjustments	(169)
Allocation of goodwill	17,630
Goodwill at the end of period	17,461
Local consumer services
Changes in goodwill
Allocation of goodwill	20,292
Goodwill at the end of period	20,292
Cainiao
Changes in goodwill
Allocation of goodwill	16,346
Goodwill at the end of period	16,346
Cloud
Changes in goodwill
Goodwill at the beginning of period	2,044		2,510
Additions	254
Deconsolidation of a subsidiaries			(455)
Foreign currency translation adjustments	(50)		(11)
Allocation of goodwill	815
Goodwill at the end of period	3,063		2,044	2,510
Digital media and entertainment
Changes in goodwill
Goodwill at the beginning of period	58,673		58,673
Impairment	(25,141)
Goodwill at the end of period	33,532		58,673	58,673
Digital media and entertainment | One listed reporting unit
Changes in goodwill
Impairment	(14,754)
Digital media and entertainment | One unlisted reporting unit
Changes in goodwill
Impairment	(10,387)
Innovation initiatives and others
Changes in goodwill
Goodwill at the beginning of period	9,040		6,066
Additions			2,974
Allocation of goodwill	(5,100)
Goodwill at the end of period	¥ 3,940		¥ 9,040	¥ 6,066